Schedule I - Condensed Financial Information - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Assets
Total Assets	$ 1,019,236	$ 1,164,568	$ 1,113,799	$ 1,185,419
Liabilities and Equity
Total Liabilities	738,781	907,322	957,522
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively	632	626	626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively	(2,580)	(2,580)	(2,580)
Additional paid-in capital	405,687	398,292	352,505
Accumulated deficit	(95,760)	(113,142)	(173,241)
Accumulated other comprehensive loss	(27,524)	(25,950)	(21,033)
Total Equity	280,455	257,246	156,277	$ 176,469	$ 510,378
Total Liabilities and Equity	$ 1,019,236	1,164,568	1,113,799
Atkore International Group Inc.
Assets
Investment in subsidiary		257,246	156,277
Total Assets		257,246	156,277
Liabilities and Equity
Total Liabilities		0	0
Equity:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 62,458,367 and 62,453,437 shares issued and outstanding, respectively		626	626
Treasury stock, held at cost, 260,900 and 260,900 shares, respectively		(2,580)	(2,580)
Additional paid-in capital		398,292	352,505
Accumulated deficit		(113,142)	(173,241)
Accumulated other comprehensive loss		(25,950)	(21,033)
Total Equity		257,246	156,277
Total Liabilities and Equity		$ 257,246	$ 156,277